Subsequent Events (Details) (USD $)				12 Months Ended
	Feb. 02, 2012	Feb. 02, 2012 Amended credit agreement [Member]	Dec. 31, 2011 Moses Taylor and Mid-Valley Hospital [Member]	Dec. 31, 2011 Moses Taylor Hospital [Member] Bed	Dec. 31, 2011 Mid-Valley Hospital [Member] Bed	Dec. 31, 2011 Memorial Health Systems Hospital [Member] Bed
Subsequent Events (Textual) [Abstract]
Cash paid for working capital			$ 10,000,000
Cash paid for long - lived assets			152,000,000
Number of licensed beds				217	25	100
Applicable percentage for rate loan	1.25%
Extension of term loan under credit agreement		1,600,000,000
Balance of term loans with unchanged maturity date	$ 2,900,000,000